INCOME TAXES (Schedule of Taxes on Income by Jurisdiction (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Taxes on income by jurisdiction
Domestic	$ 8,060	$ 1,031	$ 3,055
Foreign	(1,451)	(1,641)	(1,410)
Taxes on income (benefit)	6,609	(610)	1,645
Domestic:
Current taxes	7,447	1,466	3,519
Deferred tax (benefit) expense	(980)	(984)	(197)
Taxes in respect of previous years	1,593	549	(267)
Domestic	8,060	1,031	3,055
Foreign:
Current taxes	444	1,032	297
Deferred tax benefit	(1,778)	(2,130)	(1,845)
Taxes in respect of previous years	(117)	(543)	138
Foreign	(1,451)	(1,641)	(1,410)
Taxes on income (benefit)	$ 6,609	$ (610)	$ 1,645